Acquisition - Schedule of Consideration Transferred and Recognized Amounts of Identifiable Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended
	Feb. 02, 2024	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Acquisition related costs (including in general and administrative in the condensed consolidated statement of operations and comprehensive loss)		$ 900	$ 1,400
Cash		2,269	2,269	$ 0	$ 226
Accounts receivable, net of allowances		519	519	1	0
Inventories, net		4,773	4,773	2,607	4,567
Vendor deposits		1,976	1,976	1,815	3,603
Prepaid expenses and other current assets		684	684	933	1,426
Property and equipment, net		164	164	444	1,326
Right of use assets	$ 400	492	492	283	110
Intangible assets, net	6,900	7,184	7,184	2,254	3,834
Accounts payable		(12,880)	(12,880)	(10,562)	(7,743)
Accrued expenses and other current liabilities		(3,174)	(3,174)	(906)	(5,304)
Operating lease liability, current portion		(302)	(302)	(54)	(106)
Deferred revenue		(104)	(104)	(77)	(29)
Loan payable		(5,298)	(5,298)	(5,806)	(6,708)
Operating lease liability, net of current portion		(210)	(210)	(229)	$ (9)
Goodwill	13,500	$ 13,519	$ 13,519	$ 0
CLMBR, Inc.
Restructuring Cost and Reserve [Line Items]
Cash Paid to Seller	30
Payoff of Vertical debt (plus accrued interest)	1,447
Retirement of Vertical Debt (including fees)	9,379
Fair value of earn-out considerationFair value of earn-out consideration	1,300
Consideration, Total	16,125
Acquisition related costs (including in general and administrative in the condensed consolidated statement of operations and comprehensive loss)	1,380
Cash	50
Accounts receivable, net of allowances	134
Inventories, net	3,490
Vendor deposits	61
Prepaid expenses and other current assets	93
Property and equipment, net	139
Right of use assets	412
Intangible assets, net	6,900
Accounts payable	(3,692)
Accrued expenses and other current liabilities	(2,437)
Operating lease liability, current portion	(263)
Deferred revenue	(215)
Loan payable	(1,887)
Operating lease liability, net of current portion	(179)
Total identifiable net assets	2,606
Goodwill	13,519
Recognized amounts of identifiable assets acquired and liabilities assumed, Total	16,125
CLMBR, Inc. | Series B Preferred Stock [Member]
Restructuring Cost and Reserve [Line Items]
Common stock issued	2,954
CLMBR, Inc. | Common Stock [Member]
Restructuring Cost and Reserve [Line Items]
Common stock issued	$ 1,015